Income Taxes (Details Narrative)	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2020 CNY (¥)
Income tax examination, description	On December 22, 2017, the U.S. government enacted comprehensive tax legislation commonly referred to as the Tax Cuts and Jobs Act (the "Act"). The Act makes broad and complex changes to the U.S. tax code, including, but not limited to, (1) reducing the U.S. federal corporate tax rate from 35 percent to 21 percent. IST is approved as being high-technology enterprises and subject to PRC enterprise income tax rate ("EIT") at 15%. For Biznest, the income tax starts from the earning year, tax free for the first two years and 12.5% income tax rate for year 3-5.
Corporate tax rate	25.00%	25.00%	25.00%
Net operating loss carry forward	$ 23,400,000
Expiration date	Dec. 31, 2025
Unrecognized tax benefits
High Technology Enterprise [Member]
Corporate tax rate	15.00%
Biznest [Member]
Corporate tax rate	12.50%
RMB [Member]
Net operating loss carry forward | ¥				¥ 153,100,000
U.S [Member] | Maximum [Member]
Corporate tax rate	35.00%
U.S [Member] | Minimum [Member]
Corporate tax rate	21.00%
Hong Kong [Member]
Tax profits	16.50%